CONVERTIBLE SENIOR NOTES AND CALL OPTIONS (Details)		9 Months Ended			12 Months Ended
	Feb. 01, 2017	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	May 17, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jul. 17, 2017 CNY (¥)	Jan. 22, 2014 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				¥ 300,000,000							¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage											7.37%
Foreign exchange gain (loss)		¥ 293,000		167,131
Gain (loss) from change in fair value of convertible senior notes		218,498,321	$ 32,181,325	(663,084)
Change in fair value of convertible senior notes		¥ 516,665,506	$ 76,096,605	(38,525,112)
2019 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $							$ 1,000					$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage												4.00%
Convertible debt, conversion rate		21.8221	21.8221
Convertible debt, conversion price | $ / shares							$ 45.83
Debt covenant, ownership interest threshold		50.00%					50.00%
Face value of notes repurchased | $						$ 88,900,000	$ 10,200			$ 61,100,000
Percentage of notes repurchased	100.00%	0.00%	0.00%		40.70%	59.30%
Percentage of price redeemed at		100.00%	100.00%		100.00%	96.00%
Foreign exchange gain (loss)		¥ 0			¥ 0
Gain (loss) from change in fair value of convertible senior notes		¥ 0			¥ 0
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%	0.00%	0.00%		40.70%	59.30%
2024 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount | $							$ 1,000		$ 85,000,000
Debt Instrument, Interest Rate, Stated Percentage									4.50%
Convertible debt, conversion rate		52.0833	52.0833
Convertible debt, conversion price | $ / shares							$ 19.20
Debt covenant, ownership interest threshold		50.00%					50.00%
Percentage of notes repurchased		100.00%	100.00%
Fair value of convertible notes		¥ 1,241,767,766						¥ 728,215,869
Foreign exchange gain (loss)		(14,117,988)		10,462,359
Change in fair value of convertible senior notes		516,665,506		(38,525,112)
Change in the instrument-specific credit risk		¥ 11,297,379		¥ 110,227
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%	100.00%